Equity-settled share-based payments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2007	Dec. 31, 2004
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 4,734	$ 4,728	$ 5,552
Stock Options, 2004 Stock Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options						10 years
Extended term on options	10 years
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options					10 years
Restricted Stock and Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Vesting rate (as a percent)		33.00%
Maximum stock authorized (shares)		3,982,658
Stock already granted (shares)		3,896,809
Stock vested in future periods (shares)		976,234
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 4,800	$ 4,900	$ 5,600